Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	BGSF, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36704
Entity Tax Identification Number	26-0656684
Entity Address, Address Line One	14901 Quorum Drive, Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	692-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	BGSF
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001474903